Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000070601 | ING Groep8264923
Holdings [Line Items]
Percent of Total Investments	3.40%
C000070601 | Barclays8264870
Holdings [Line Items]
Percent of Total Investments	3.10%
C000070601 | London Stock Exchange Group8264885
Holdings [Line Items]
Percent of Total Investments	2.80%
C000070601 | Roche Holding8264831
Holdings [Line Items]
Percent of Total Investments	2.70%
C000070601 | KBC Group8264817
Holdings [Line Items]
Percent of Total Investments	2.60%
C000070601 | UCB8264819
Holdings [Line Items]
Percent of Total Investments	2.40%
C000070601 | Diageo8264876
Holdings [Line Items]
Percent of Total Investments	2.30%
C000070601 | Knorr-Bremse8264839
Holdings [Line Items]
Percent of Total Investments	2.30%
C000070601 | DBS Group Holdings8264929
Holdings [Line Items]
Percent of Total Investments	2.30%
C000070601 | Mitsubishi Estate8264903
Holdings [Line Items]
Percent of Total Investments	2.20%
C000070601 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000070601 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000070601 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070601 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070601 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000070601 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000070601 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000070601 | France
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000070601 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000070601 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000070601 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000070601 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000015898 | ING Groep8264923
Holdings [Line Items]
Percent of Total Investments	3.40%
C000015898 | Barclays8264870
Holdings [Line Items]
Percent of Total Investments	3.10%
C000015898 | London Stock Exchange Group8264885
Holdings [Line Items]
Percent of Total Investments	2.80%
C000015898 | Roche Holding8264831
Holdings [Line Items]
Percent of Total Investments	2.70%
C000015898 | KBC Group8264817
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015898 | UCB8264819
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015898 | Diageo8264876
Holdings [Line Items]
Percent of Total Investments	2.30%
C000015898 | Knorr-Bremse8264839
Holdings [Line Items]
Percent of Total Investments	2.30%
C000015898 | DBS Group Holdings8264929
Holdings [Line Items]
Percent of Total Investments	2.30%
C000015898 | Mitsubishi Estate8264903
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015898 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015898 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015898 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015898 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015898 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015898 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015898 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015898 | France
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000015898 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000015898 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000015898 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000015898 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000015896 | Delta Air Lines8264751
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015896 | Sempra8264788
Holdings [Line Items]
Percent of Total Investments	3.40%
C000015896 | CME Group8264741
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015896 | Labcorp Holdings8264714
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015896 | Comcast8264743
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015896 | Medtronic8264778
Holdings [Line Items]
Percent of Total Investments	3.10%
C000015896 | Airbus8264708
Holdings [Line Items]
Percent of Total Investments	3.10%
C000015896 | Chubb8264739
Holdings [Line Items]
Percent of Total Investments	3.10%
C000015896 | Alphabet8264720
Holdings [Line Items]
Percent of Total Investments	3.10%
C000015896 | Union Pacific8264803
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015896 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015896 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015896 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015896 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015896 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000015896 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015896 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000015896 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000015896 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000015896 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000015896 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000015897 | Delta Air Lines8264751
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015897 | Sempra8264788
Holdings [Line Items]
Percent of Total Investments	3.40%
C000015897 | CME Group8264741
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015897 | Labcorp Holdings8264714
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015897 | Comcast8264743
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015897 | Medtronic8264778
Holdings [Line Items]
Percent of Total Investments	3.10%
C000015897 | Airbus8264708
Holdings [Line Items]
Percent of Total Investments	3.10%
C000015897 | Chubb8264739
Holdings [Line Items]
Percent of Total Investments	3.10%
C000015897 | Alphabet8264720
Holdings [Line Items]
Percent of Total Investments	3.10%
C000015897 | Union Pacific8264803
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015897 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015897 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015897 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015897 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015897 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000015897 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015897 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000015897 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000015897 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000015897 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000015897 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000070602 | Globus Medical8265006
Holdings [Line Items]
Percent of Total Investments	3.30%
C000070602 | Exelixis8264994
Holdings [Line Items]
Percent of Total Investments	3.30%
C000070602 | Axis Capital Holdings8264983
Holdings [Line Items]
Percent of Total Investments	3.20%
C000070602 | Frontdoor8265003
Holdings [Line Items]
Percent of Total Investments	3.10%
C000070602 | Texas Capital Bancshares8265065
Holdings [Line Items]
Percent of Total Investments	3.10%
C000070602 | Innovative Industrial Properties8265027
Holdings [Line Items]
Percent of Total Investments	3.00%
C000070602 | Monarch Casino & Resort8265042
Holdings [Line Items]
Percent of Total Investments	3.00%
C000070602 | Tower Semiconductor8265067
Holdings [Line Items]
Percent of Total Investments	3.00%
C000070602 | First American Financial8264997
Holdings [Line Items]
Percent of Total Investments	2.80%
C000070602 | Magnolia Oil & Gas8265037
Holdings [Line Items]
Percent of Total Investments	2.80%
C000070602 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000070602 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000070602 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000070602 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000070602 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000070602 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000070602 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000070602 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000070602 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000070602 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000070602 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000015899 | Globus Medical8265006
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015899 | Exelixis8264994
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015899 | Axis Capital Holdings8264983
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015899 | Frontdoor8265003
Holdings [Line Items]
Percent of Total Investments	3.10%
C000015899 | Texas Capital Bancshares8265065
Holdings [Line Items]
Percent of Total Investments	3.10%
C000015899 | Innovative Industrial Properties8265027
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015899 | Monarch Casino & Resort8265042
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015899 | Tower Semiconductor8265067
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015899 | First American Financial8264997
Holdings [Line Items]
Percent of Total Investments	2.80%
C000015899 | Magnolia Oil & Gas8265037
Holdings [Line Items]
Percent of Total Investments	2.80%
C000015899 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015899 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015899 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015899 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015899 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000015899 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000015899 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015899 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000015899 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000015899 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000015899 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000148331 | Fidelity National Financial8265162
Holdings [Line Items]
Percent of Total Investments	3.30%
C000148331 | BOK Financial8265135
Holdings [Line Items]
Percent of Total Investments	3.30%
C000148331 | Packaging Corp of America8265200
Holdings [Line Items]
Percent of Total Investments	3.20%
C000148331 | Pinnacle West Capital8265203
Holdings [Line Items]
Percent of Total Investments	3.20%
C000148331 | Quest Diagnostics8265205
Holdings [Line Items]
Percent of Total Investments	3.10%
C000148331 | Magnolia Oil & Gas8265186
Holdings [Line Items]
Percent of Total Investments	3.00%
C000148331 | JB Hunt Transport Services8265172
Holdings [Line Items]
Percent of Total Investments	3.00%
C000148331 | Masco8265188
Holdings [Line Items]
Percent of Total Investments	3.00%
C000148331 | Atmos Energy8265132
Holdings [Line Items]
Percent of Total Investments	3.00%
C000148331 | Cboe Global Markets8265142
Holdings [Line Items]
Percent of Total Investments	2.90%
C000148331 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000148331 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000148331 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000148331 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000148331 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000148331 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000148331 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000148331 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000148331 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000148331 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000148331 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000101540 | Fidelity National Financial8265162
Holdings [Line Items]
Percent of Total Investments	3.30%
C000101540 | BOK Financial8265135
Holdings [Line Items]
Percent of Total Investments	3.30%
C000101540 | Packaging Corp of America8265200
Holdings [Line Items]
Percent of Total Investments	3.20%
C000101540 | Pinnacle West Capital8265203
Holdings [Line Items]
Percent of Total Investments	3.20%
C000101540 | Quest Diagnostics8265205
Holdings [Line Items]
Percent of Total Investments	3.10%
C000101540 | Magnolia Oil & Gas8265186
Holdings [Line Items]
Percent of Total Investments	3.00%
C000101540 | JB Hunt Transport Services8265172
Holdings [Line Items]
Percent of Total Investments	3.00%
C000101540 | Masco8265188
Holdings [Line Items]
Percent of Total Investments	3.00%
C000101540 | Atmos Energy8265132
Holdings [Line Items]
Percent of Total Investments	3.00%
C000101540 | Cboe Global Markets8265142
Holdings [Line Items]
Percent of Total Investments	2.90%
C000101540 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101540 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000101540 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000101540 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000101540 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000101540 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000101540 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000101540 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000101540 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000101540 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000101540 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%